Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities
Other liabilities (current and long-term) as of December 31, 2022 and December 31, 2021 are as follows (in thousands):

	December 31,	December 31,
	2022	2021
Other current liabilities:
Other payables	$3,667	$2,839
Deferred consideration	7,605	5,675
Contingent consideration	10,729	21,840

Total other current liabilities	$22,001	$30,354

Other liabilities:
Deferred consideration	$—	$4,595
Contingent consideration	—	6,532

Total other liabilities	$—	$11,127